MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2020
MARKETABLE SECURITIES
Schedule of marketable securities

	Average yield	June 30,	December 31,
	p.a. %	2020	2019
In local currency
Investment funds	25.61% of CDI	6,587	6,683
Private funds	93.31% of CDI	12,668	1,431,303
Public titles measured at fair value through profit or loss	93.31% of CDI	825,972	1,631,319
Private Securities (Compromised)	100.00% of CDI	1,185,333	3,081,326
Private Securities (Compromised) - Escrow Account (1)	102.00% of CDI	182,936	179,703
		2,213,496	6,330,334

Current		2,030,560	6,150,631
Non-Current		182,936	179,703